UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Hedgeye 130/30 Equity ETF,
Hedgeye Quality Growth ETF,
Hedgeye Capital Allocation ETF, and
Hedgeye Fourth Turning ETF (the “Hedgeye ETFs”)

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2026
Hedgeye Capital Allocation ETF
TICKER: HECA (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Hedgeye Capital Allocation ETF for the period of November 1, 2025 to April 30, 2026. You can ﬁnd additional information about the Fund at www.hedgeyeam.com/heca. You can also request this information by contacting us at (888) 711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Capital Allocation ETF	$34	0.70%¹

¹ Annualized.

Key Fund Statistics

(as of April 30, 2026)
Fund Net Assets	$378,195,704
Number of Holdings	24
Total Net Advisory Fee	$811,773
Portfolio Turnover Rate	1241.66%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top Ten Holdings
First American Money Market Funds	22.88%
Vanguard High Dividend Yield ETF	5.70%
Vanguard Short-Term Inflation-Protected Securities Index Fund	5.59%
Global X US Infrastructure Dev. ETF	5.32%
United States Brent Oil Fund LP	5.02%
AAA CLO ETF	4.99%
Harbor Commodity All Weather Strategy ETF	4.60%
VanEck Oil Services ETF	4.20%
Energy Select Sector SPDR Fund	4.06%
iShares U.S. Healthcare Providers ETF	4.02%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.hedgeyeam.com/heca.

Hedgeye Capital Allocation ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2026
Hedgeye Quality Growth ETF
TICKER: HGRO (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Hedgeye Quality Growth ETF for the period of November 1, 2025 to April 30, 2026. You can ﬁnd additional information about the Fund at www.hedgeyeam.com/hgro. You can also request this information by contacting us at (888) 711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Quality Growth ETF	$36	0.70%¹

¹ Annualized.

Key Fund Statistics

(as of April 30, 2026)
Fund Net Assets	$97,302,307
Number of Holdings	52
Total Net Advisory Fee	$249,605
Portfolio Turnover Rate	277.94%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Information Technology
35.67%
Consumer Discretionary
13.55%
Financials
13.22%
Communication Services
9.72%
Industrials
9.47%
Money Market Fund
4.47%
Health Care
4.22%
Energy
3.86%
Real Estate
2.84%
Materials
2.43%
Consumer Staples
1.45%

Top Ten Holdings
Nvidia Corp.	8.50%
Alphabet, Inc. Class A	8.35%
Apple, Inc.	7.62%
Amazon.com, Inc.	5.69%
First American Money Market Funds	4.47%
Broadcom, Inc.	3.98%
Analog Devices, Inc.	2.87%
JPMorgan Chase & Co.	2.48%
GE Vernova LLC	2.18%
Goldman Sachs Group, Inc.	2.11%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.hedgeyeam.com/hgro.

Hedgeye Quality Growth ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2026
Hedgeye 130/30 Equity ETF
TICKER: HELS (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Hedgeye 130/30 Equity ETF for the period of December 11, 2025 (Inception) to April 30, 2026. You can ﬁnd additional information about the Fund at www.hedgeyeam.com/hels. You can also request this information by contacting us at (888) 711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye 130/30 Equity ETF	$26¹	0.70%[2]

¹ Costs are for the period of December 11, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of April 30, 2026)
Fund Net Assets	$24,873,072
Number of Holdings	77
Total Net Advisory Fee	$75,359
Portfolio Turnover Rate	310.36%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Portfolio Composition
Common Stocks	96.68%
Money Market	2.60%
Total Return Swap Contracts	0.15%
Exchange Traded Funds Sold Short	-0.96%
Common Stocks Sold Short	-19.01%

Top Ten Holdings
Apple, Inc.	3.43%
Casey's General Stores, Inc.	3.10%
Five Below, Inc.	2.96%
Cisco Systems, Inc.	2.89%
Air Products and Chemicals, Inc.	2.89%
Clean Harbors, Inc.	2.76%
First American Money Market Funds	2.59%
Roku, Inc.	2.52%
Darling Ingredients, Inc.	2.50%
Marriott International Class A	2.50%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.hedgeyeam.com/hels.

Hedgeye 130/30 Equity ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT APRIL 30, 2026
Hedgeye Fourth Turning ETF
TICKER: HEFT (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Hedgeye Fourth Turning ETF for the period of November 21, 2025 (Inception) to April 30, 2026. You can ﬁnd additional information about the Fund at www.hedgeyeam.com/heft. You can also request this information by contacting us at (888) 711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Fourth Turning ETF	$32¹	0.71%[2,3]

¹ Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.

² Annualized.

3  Gross expenses, excluding tax expense, would have been 0.70% for the period ended April 30, 2026.

Key Fund Statistics

(as of April 30, 2026)
Fund Net Assets	$105,574,426
Number of Holdings	62
Total Net Advisory Fee	$145,510
Portfolio Turnover Rate	237.85%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Portfolio Composition
Exchange Traded Funds	73.46%
Common Stocks	22.01%
Money Market	4.07%
Options Purchased	0.09%
Common Stocks Sold Short	-3.77%
Exchange Traded Funds Sold Short	-10.90%

Top Ten Holdings
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	13.98%
Vanguard Total Stock Market ETF	8.98%
Energy Select Sector SPDR Fund	4.47%
VanEck Oil Services ETF	4.44%
First American Money Market Funds	4.07%
iShares Future AI & Tech ETF	3.98%
SPDR Gold Shares	3.97%
State Street SPDR S&P Global Infrastructure ETF	3.01%
Vanguard FTSE Pacific ETF	2.26%
Robo Global Robotics & Automation Index ETF	2.00%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.hedgeyeam.com/heft.

Hedgeye Fourth Turning ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended April 30, 2026 (unaudited)

Hedgeye Capital Allocation ETF

Hedgeye Quality Growth ETF

Hedgeye 130/30 Equity ETF(1)

Hedgeye Fourth Turning ETF(2)

(1)  The Fund commenced operations on December 11, 2025.

(2) The Fund commenced operations on November 21, 2025.

HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments	April 30, 2026 (unaudited)
		Shares	Value
72.34%	EXCHANGE TRADED FUNDS

16.56%	COMMODITIES FUNDS
	Harbor Commodity All Weather Strategy ETF	533,645	$17,391,491
	Invesco Agriculture Commodity Strategy No K-1 ETF	369,363	13,788,321
	Invesco DB Base Metals Fund	349,956	8,699,906
	iShares Bitcoin Trust(A)	87,303	3,781,966
	United States Brent Oil Fund LP(A)	324,198	18,975,309
			62,636,993

8.11%	DEVELOPED ECONOMIES
	The Franklin FTSE Canada ETF	173,795	9,094,692
	Vanguard High Dividend Yield ETF	137,158	21,559,866
			30,654,558

4.00%	EMERGING MARKETS
	Franklin FTSE South Korea ETF	174,866	9,101,775
	iShares MSCI Turkey ETF	142,083	6,037,107
			15,138,882

13.47%	FIXED INCOME FUNDS
	AAA CLO ETF	373,648	18,876,697
	Simplify Barrier Income ETF	429,476	10,912,985
	Vanguard Short-Term Inflation-Protected Securities Index Fund	419,838	21,143,042
			50,932,724

30.20%	SECTOR FUNDS
	Consumer Staples Select Sector SPDR Fund	139,074	11,725,328
	Energy Select Sector SPDR Fund	257,303	15,348,124
	Global X Lithium & Battery Tech ETF	150,141	13,248,442
	Global X US Infrastructure Dev. ETF	353,955	20,101,104
	Invesco Solar ETF	64,806	3,785,318
	iShares U.S. Healthcare Providers ETF	315,040	15,200,680
	SPDR S&P Metals & Mining ETF	25,513	3,029,159
	State Street SPDR S&P Regional Banking ETF	86,186	6,020,092

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
	State Street SPDR S&P Telecom ETF	43,832	$9,888,938
	VanEck Oil Services ETF	35,410	15,872,178
			114,219,363

72.34%	TOTAL EXCHANGE TRADED FUNDS		273,582,520
	(Cost: $267,895,784)

22.88%	MONEY MARKET FUND
	First American Money Market Funds 3.580%(B)	86,546,584	86,546,584
	(Cost: $86,546,584)

0.30%	OPTIONS PURCHASED(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.30%	PUT OPTIONS
	iShares 20+ Year Treasury Bond ETF	6,955	$59,548,710	$85.00	07/17/2026	$1,123,233
0.30%	TOTAL OPTIONS PURCHASED					1,123,233
	(Cost: $836,148)

95.52%	TOTAL INVESTMENTS					361,252,337
	(Cost: $355,278,516)
4.48%	Other assets, net of liabilities					16,943,367
100.00%	NET ASSETS					$378,195,704

(A)    Non-income producing.

(B)    Effective 7 day yield as of April 30, 2026.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments	April 30, 2026 (unaudited)
		Shares	Value
96.43%	COMMON STOCKS

9.72%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	21,113	$8,124,282
	Sphere Entertainment Co.(A)	9,343	1,330,910
			9,455,192

13.55%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	20,870	5,531,802
	Caesars Entertainment, Inc.(A)	41,169	1,144,498
	CAVA Group, Inc.(A)	7,045	658,074
	Marriott International Class A	3,486	1,260,851
	MGM Resorts International(A)	37,835	1,473,295
	Smith & Wesson Brands, Inc.	44,152	686,122
	Starbucks Corp.	14,733	1,551,827
	Viking Holdings Ltd.(A)	10,701	876,519
			13,182,988

1.45%	CONSUMER STAPLES
	Casey’s General Stores, Inc.	1,716	1,410,809

3.86%	ENERGY
	Cheniere Energy, Inc.	6,332	1,740,983
	Halliburton Co.	47,523	2,010,223
			3,751,206

13.22%	FINANCIALS
	Bank of New York Mellon	10,817	1,453,480
	CBOE Global Markets, Inc.	6,314	1,894,768
	Citigroup, Inc.	12,784	1,636,096
	Citizens Financial Group	14,221	925,076
	FirstCash Holdings, Inc.	4,768	1,040,473
	Goldman Sachs Group, Inc.	2,224	2,054,465
	JPMorgan Chase & Co.	7,701	2,412,184
	Nasdaq, Inc.	15,771	1,449,513
			12,866,055

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
4.22%	HEALTH CARE
	Acadia Healthcare Company, Inc.(A)	27,150	$703,049
	Merck & Company, Inc.	12,760	1,393,137
	UnitedHealth Group, Inc.	5,413	2,005,408
			4,101,594

9.47%	INDUSTRIALS
	ATI, Inc.(A)	3,305	513,795
	Carrier Global Corp.	21,740	1,460,276
	Caterpillar, Inc.	1,884	1,676,967
	CSX Corp.	32,423	1,472,977
	GE Vernova LLC	1,961	2,124,665
	PACCAR, Inc.	7,616	904,781
	Parker-Hannifin Corp.	1,172	1,065,840
			9,219,301

35.67%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	5,228	1,853,274
	Analog Devices, Inc.	6,933	2,788,869
	Apple, Inc.	27,314	7,411,654
	Broadcom, Inc.	9,266	3,867,906
	Ciena Corp.(A)	1,217	642,065
	Cisco Systems, Inc.	17,015	1,556,873
	Coherent Corp.(A)	2,829	904,460
	Corning, Inc.	5,185	851,584
	Dell Technologies	3,737	780,846
	KLA Corp.	764	1,337,268
	Marvell Technology, Inc.	5,018	828,723
	Nvidia Corp.	41,421	8,266,389
	Sandisk Corp.(A)	910	997,824
	Seagate Technology Holdings plc	2,031	1,368,163
	Teradyne, Inc.	2,251	773,151
	Twilio Inc.(A)	3,265	483,416
			34,712,465

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
2.43%	MATERIALS
	CF Industries Holdings, Inc.	7,747	$962,178
	Linde plc	2,795	1,400,686
			2,362,864

2.84%	REAL ESTATE
	Outfront Media, Inc. REIT	44,168	1,362,583
	Prologis, Inc. REIT	9,849	1,398,755
			2,761,338

96.43%	TOTAL COMMON STOCKS		93,823,812
	(Cost: $84,342,685)

4.47%	MONEY MARKET FUND
	First American Money Market Funds 3.580%(B)	4,347,118	4,347,118
	(Cost: $4,347,118)

100.90%	TOTAL INVESTMENTS		98,170,930
	(Cost: $88,689,803)
(0.90%)	Liabilities in excess of other assets		(868,623)
100.00%	NET ASSETS		$97,302,307

(A)    Non-income producing.

(B)    Effective 7 day yield as of April 30,2026.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments	April 30, 2026 (unaudited)
		Shares	Value
96.68%	COMMON STOCKS

4.00%	COMMUNICATION SERVICES
	Roku, Inc.(A)	5,370	$625,927
	Sphere Entertainment Co.(A)	2,594	369,515
			995,442

25.29%	CONSUMER DISCRETIONARY
	Arcos Dorados Holdings, Inc.	34,843	310,800
	Caesars Entertainment, Inc.(A)	18,703	519,943
	CAVA Group, Inc.(A)	5,253	490,683
	Five Below, Inc.(A)	3,120	735,259
	Marriott International Class A	1,716	620,660
	MGM Resorts International(A)	9,050	352,407
	Murphy USA, Inc.	931	547,428
	The RealReal, Inc.(A)	29,874	355,202
	Ross Stores, Inc.	2,706	616,400
	Rush Street Interactive, Inc.(A)	13,412	376,877
	Smith & Wesson Brands, Inc.	17,193	267,179
	Starbucks Corp.	5,820	613,021
	TJX Companies, Inc.	3,085	483,574
			6,289,433

5.59%	CONSUMER STAPLES
	Casey's General Stores, Inc.	937	770,355
	Darling Ingredients, Inc.(A)	9,668	620,976
			1,391,331

7.61%	ENERGY
	CVR Energy, Inc.	15,493	513,438
	Diamondback Energy, Inc.	1,982	407,559
	NOV, Inc.	23,895	488,892
	Transocean Ltd.(A)	70,889	483,463
			1,893,352

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
6.47%	FINANCIALS
	Ally Financial, Inc.	11,134	$494,238
	Citizens Financial Group	9,399	611,405
	FirstCash Holdings, Inc.	2,310	504,088
			1,609,731

3.72%	HEALTH CARE
	Align Technology, Inc.(A)	2,033	357,828
	Jazz Pharmaceuticals plc(A)	2,795	567,441
			925,269

16.39%	INDUSTRIALS
	Caterpillar, Inc.	596	530,506
	Clean Harbors, Inc.(A)	2,194	686,020
	CSX Corp.	13,505	613,532
	GE Vernova LLC	526	569,900
	PACCAR, Inc.	3,839	456,073
	Rentokil Initial plc	17,823	603,665
	UL Solutions, Inc. Class A	6,811	616,327
			4,076,023

21.09%	INFORMATION TECHNOLOGY
	Apple, Inc.	3,140	852,039
	Applied Materials, Inc.	1,372	541,240
	Cadence Design Systems(A)	1,457	480,213
	Circle Internet Group, Inc.(A)	3,522	320,079
	Cisco Systems, Inc.	7,869	720,014
	Cloudflare, Inc.(A)	1,764	361,567
	CoreWeave, Inc.(A)	3,315	369,954
	Intel Corp.(A)	5,175	488,934
	MKS, Inc.	881	249,984
	TSS, Inc.(A)	23,373	358,074
	Western Digital Corp.	1,158	503,174
			5,245,272

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
5.00%	MATERIALS
	Air Products and Chemicals, Inc.	2,398	$719,520
	Methanex Corp.	8,022	525,762
			1,245,282

1.52%	REAL ESTATE
	Outfront Media, Inc. REIT	12,226	377,172

96.68%	TOTAL COMMON STOCKS		24,048,307
	(Cost: $22,236,908)

2.60%	MONEY MARKET FUND
	First American Money Market Funds 3.580%(B)	644,546	644,546
	(Cost: $644,546)

99.28%	TOTAL INVESTMENTS		24,692,853
	(Cost: $22,881,454)
0.72%	Other assets, net of liabilties(C)		180,219
100.00%	NET ASSETS		$24,873,072

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	JPMorgan Chase & Co.	Receive	OBFR01(D)+ 100bps	Monthly	5/18/2027	$731,392	$5,693
Clear Street Derivatives, LLC	Coherent Corp.	Receive	OBFR01(D)+ 100bps	Monthly	6/8/2027	517,610	23,766
Clear Street Derivatives, LLC	PVH Corp.	Receive	OBFR01(D)+ 100bps	Monthly	6/8/2027	467,441	7,374
0.15% TOTAL RETURN SWAP CONTRACTS						$1,716,443	$36,833

(A)    Non-income producing.

(B)    Effective 7 day yield as of April 30, 2026.

(C)    Includes cash which is being held as collateral for total return swap contracts.

(D)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of April 30, 2026.

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
(19.97%)	SECURITIES SOLD SHORT(A)

(19.01%)	COMMON STOCKS SOLD SHORT

(5.60%)	CONSUMER DISCRETIONARY
	Arhaus, Inc.	(15,737)	$(116,454)
	CarMax, Inc.	(6,264)	(246,238)
	Chipotle Mexican Grill, Inc.	(4,284)	(145,613)
	Kohl's Corp.	(17,267)	(244,673)
	Las Vegas Sands Corp.	(3,369)	(183,981)
	The Marzetti Company	(1,422)	(185,258)
	On Holding AG	(3,292)	(117,227)
	Tesla, Inc.	(404)	(154,179)
			(1,393,623)

(7.30%)	CONSUMER STAPLES
	BellRing Brands, Inc.	(13,952)	(248,346)
	Campbell Soup Co.	(8,848)	(183,950)
	Conagra Brands, Inc.	(17,195)	(246,748)
	Diageo plc	(2,003)	(161,542)
	Flowers Foods, Inc.	(27,288)	(247,229)
	Molson Coors Beverage Co. Class B	(5,694)	(243,362)
	The Simply Good Foods Co.	(17,833)	(238,427)
	Sysco Corp.	(3,283)	(245,273)
			(1,814,877)

(1.94%)	FINANCIALS
	Ares Management Corp.	(1,627)	(191,010)
	Fiserv, Inc.	(2,403)	(150,548)
	Shift4 Payments, Inc.	(3,187)	(141,119)
			(482,677)

(1.77%)	HEALTH CARE
	HCA Healthcare, Inc.	(320)	(139,024)
	Idexx Laboratories, Inc.	(277)	(155,342)
	Tenet Healthcare Corp.	(823)	(145,770)
			(440,136)

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
(1.40%)	INFORMATION TECHNOLOGY
	AppLovin Corp.	(419)	$(187,021)
	Sprout Social, Inc.	(26,662)	(159,972)
			(346,993)

(1.00%)	REAL ESTATE
	Zillow Group, Inc.	(5,627)	(249,839)

(19.01%)	TOTAL COMMON STOCKS SOLD SHORT		(4,728,145)
	(Proceeds received: $4,856,850)

(0.96%)	EXCHANGE TRADED FUNDS
	State Street SPDR S&P Software ETF(A)	(1,581)	(239,174)

(0.96%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		(239,174)
	(Proceeds received: $231,858)

(19.97%)	TOTAL SECURITIES SOLD SHORT		$(4,967,319)
	(Proceeds received: $5,088,708)

(A)    Non-income producing.

See Notes to Financial Statements

10
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE FOURTH TURNING ETF
Schedule of Investments	April 30, 2026 (unaudited)
		Shares	Value
22.01%	COMMON STOCKS

0.78%	CONSUMER DISCRETIONARY
	Smith & Wesson Brands, Inc.	52,696	$818,896

8.30%	CONSUMER STAPLES
	Altria Group, Inc.	23,706	1,722,241
	Archer-Daniels-Midland Co.	22,261	1,659,335
	Casey’s General Stores, Inc.	1,628	1,338,460
	The Coca-Cola Co.	10,412	820,049
	PepsiCo, Inc.	5,000	792,450
	Philip Morris International, Inc.	3,303	545,226
	Walmart, Inc.	14,261	1,881,454
			8,759,215

3.61%	ENERGY
	Antero Midstream Corp.	52,259	1,142,382
	Enterprise Products Partners, L.P.	29,012	1,122,764
	Transocean Ltd.(A)	226,181	1,542,554
			3,807,700

1.82%	FINANCIALS
	EZCorp, Inc. Class A(A)	24,369	798,816
	FirstCash Holdings, Inc.	5,137	1,120,996
			1,919,812

2.24%	INDUSTRIALS
	BWX Technologies, Inc.	4,493	972,240
	GE Vernova LLC	1,295	1,403,081
			2,375,321

1.42%	INFORMATION TECHNOLOGY
	Intel Corp.(A)	15,842	1,496,752

2.12%	MATERIALS
	Air Products and Chemicals, Inc.	4,008	1,202,600
	Linde plc	2,071	1,037,861
			2,240,461

1.02%	REAL ESTATE
	Welltower, Inc. REIT	4,937	1,073,008

See Notes to Financial Statements

11
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE FOURTH TURNING ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
0.70%	UTILITIES
	Clearway Energy, Inc.	18,354	$740,767

22.01%	TOTAL COMMON STOCKS		23,231,932
	(Cost: $20,507,065)

73.46%	EXCHANGE TRADED FUNDS

21.89%	COMMODITIES FUNDS
	iShares Bitcoin Trust(A)	23,710	1,027,117
	SPDR Gold Shares(A)	9,885	4,187,879
	State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K - 1 ETF	395,359	14,754,798
	Teucrium Soybean Fund(A)	63,143	1,562,789
	Teucrium Wheat Fund(A)	65,250	1,573,178
			23,105,761

13.27%	DEVELOPED ECONOMIES
	Global X MSCI Norway ETF	27,403	1,056,934
	iShares MSCI Canada ETF	19,103	1,119,436
	iShares MSCI Japan ETF	11,581	1,031,867
	Vanguard FTSE Europe ETF	15,240	1,328,014
	Vanguard Total Stock Market ETF	26,762	9,478,565
			14,014,816

7.32%	EMERGING MARKETS
	Avantis Emerging Markets Equity ETF	17,479	1,579,402
	Global X MSCI Argentina ETF	11,330	1,032,276
	iShares MSCI Mexico ETF	21,303	1,628,401
	iShares MSCI South Korea ETF	6,878	1,105,707
	Vanguard FTSE Pacific ETF	22,237	2,385,808
			7,731,594

30.98%	SECTOR FUNDS
	Energy Select Sector SPDR Fund	79,112	4,719,031
	First Trust Nasdaq Cybersecurity ETF	29,982	2,022,286
	Invesco DB Agriculture Fund	55,889	1,566,569
	iShares Future AI & Tech ETF	67,805	4,199,842
	ROBO Global Healthcare Technology and Innovation ETF	62,212	2,078,385

See Notes to Financial Statements

12
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE FOURTH TURNING ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
	SECTOR FUNDS - continued
	Robo Global Robotics & Automation Index ETF	25,908	$2,115,388
	State Street Industrial Select Sector SPDR ETF	12,027	2,099,674
	State Street SPDR S&P Aerospace & Defense ETF	7,834	2,030,103
	State Street SPDR S&P Biotech ETF	14,967	1,965,616
	State Street SPDR S&P Global Infrastructure ETF	40,859	3,180,873
	State Street SPDR S&P Kensho Future Security ETF	21,508	2,040,034
	VanEck Oil Services ETF	10,453	4,685,453
			32,703,254

73.46%	TOTAL EXCHANGE TRADED FUNDS		77,555,425
	(Cost: $75,069,938)

4.07%	MONEY MARKET FUND
	First American Money Market Fund 3.580%(B)	4,301,108	4,301,108
	(Cost: $4,301,108)
0.09%	OPTIONS PURCHASED(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.09%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	1,178	$84,658,148	$570.00	06/18/2026	$92,473

0.09%	TOTAL OPTIONS PURCHASED					92,473
	(Cost: $211,822)

99.63%	TOTAL INVESTMENTS					105,180,938
	(Cost: $100,089,933)
0.37%	Other assets, net of liabilities					393,488
100.00%	NET ASSETS					$105,574,426

(A)     Non-income producing.

(B)     Effective 7 day yield as of April 30, 2026.

See Notes to Financial Statements

13
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE FOURTH TURNING ETF
Schedule of Investments - continued	April 30, 2026 (unaudited)
		Shares	Value
(14.67%)	SECURITIES SOLD SHORT(A)

(3.77%)	COMMON STOCKS

(1.57%)	CONSUMER DISCRETIONARY
	Kohl’s Corp.	(65,185)	$(923,671)
	Ollie’s Bargain Outlet, Inc.	(8,378)	(724,781)
			(1,648,452)

(0.73%)	CONSUMER STAPLES
	BellRing Brands, Inc.	(43,286)	(770,491)

(1.07%)	HEALTH CARE
	HCA Healthcare, Inc.	(1,537)	(667,750)
	U.S. Physical Therapy, Inc.	(6,511)	(463,713)
			(1,131,463)

(0.40%)	INDUSTRIALS
	Copart, Inc.	(12,911)	(427,483)

(3.77%)	TOTAL COMMON STOCKS SOLD SHORT		(3,977,889)
	(Proceeds received: $4,252,057)

(10.90%)	EXCHANGE TRADED FUNDS
	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	(45,287)	(2,063,276)
	F/m US Treasury 2 Year Note ETF	(21,333)	(1,027,824)
	iShares 20+ Year Treasury Bond ETF	(23,995)	(2,054,452)
	iShares 7-10 Year Treasury Bond ETF	(16,652)	(1,581,607)
	iShares MSCI India ETF	(41,090)	(2,030,668)
	PIMCO 25 + Year Zero Coupon US Treasury Index ETF	(33,289)	(2,067,247)
	State Street SPDR S&P Software ETF	(4,526)	(684,693)

(10.90%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		(11,509,767)
	(Proceeds received: $11,678,089)

(14.67%)	TOTAL SECURITIES SOLD SHORT		$(15,487,656)
	(Proceeds received: $15,930,146)

(A)     Non-income producing.

See Notes to Financial Statements

14
FINANCIAL STATEMENTS | April 30, 2026

HEDGEYE ETFS
Statements of Assets and Liabilities	April 30, 2026 (unaudited)
	Capital Allocation	Quality Growth	130/30 Equity	Fourth Turning
ASSETS
Investments at value(1) (Note 1)	$361,252,337	$98,170,930	$24,692,853	$105,180,938
Cash held at brokers (Note 1)	6,333,598	—	4,410,047	16,173,296
Cash collateral held for open total return swap contracts (Note 1)	—	—	510,000	—
Cash	308,287	—	7,090	99,976
Receivable for securities sold	92,027,674	1,769,870	1,426,675	4,958,028
Dividends and interest receivable	341,829	27,265	16,271	91,353
Net unrealized appreciation of total return swap contracts	—	—	36,833	—
TOTAL ASSETS	460,263,725	99,968,065	31,099,769	126,503,591

LIABILITIES
Securities sold short at value(2) (Note 1)	—	—	4,967,319	15,487,656
Payable for securities purchased	81,839,117	2,618,153	1,244,919	5,386,842
Accrued advisory fees (Note 2)	228,904	47,605	14,459	54,667
TOTAL LIABILITIES	82,068,021	2,665,758	6,226,697	20,929,165
NET ASSETS	$378,195,704	$97,302,307	$24,873,072	$105,574,426

Net Assets Consist of:
Paid-in capital	$395,330,519	$90,759,818	$27,520,235	$106,975,095
Distributable earnings (accumulated deficits)	(17,134,815)	6,542,489	(2,647,163)	(1,400,669)
Net Assets	$378,195,704	$97,302,307	$24,873,072	$105,574,426

NET ASSET VALUE PER SHARE
Investor Class Shares:
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	13,610,000	3,260,000	1,060,000	4,030,000
Net Asset Value and Offering Price Per Share	$27.79	$29.85	$23.47	$26.20

(1) Identified cost of:	$355,278,516	$88,689,803	$22,881,454	$100,089,933
(2) Proceeds received of:	$—	$—	$5,088,708	$15,930,146

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Statements of Operations	Period Ended April 30, 2026 (unaudited)
	Capital Allocation	Quality Growth	130/30 Equity(2)	Fourth Turning(3)
INVESTMENT INCOME
Dividends(1)	$2,801,959	$405,285	$138,706	$196,036
Interest income	788,372	81,235	36,322	85,580
Total investment income	3,590,331	486,520	175,028	281,616

EXPENSES
Investment advisory fees (Note 2)	811,773	249,605	75,359	145,510
Excise tax expense	—	185	—	1,768
Total expenses	811,773	249,790	75,359	147,278

Net investment income (loss)	2,778,558	236,730	99,669	134,338

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments(4)	(10,005,421)	(1,983,833)	(3,529,879)	(4,253,142)
Net realized gain (loss) on options purchased	(15,553,544)	—	—	(271,630)
Net realized gain (loss) on options written	348,342	—	—	—
Net realized gain (loss) on securities sold short	—	—	(544,758)	(2,563,020)
Net realized gain (loss) on total return swap contracts	—	—	(638,990)	21,826
Total Net realized gain (loss) on investments, options purchased, options written, securities sold short and total return swap contracts	(25,210,623)	(1,983,833)	(4,713,627)	(7,065,966)
Net change in unrealized appreciation (depreciation) of investments	3,789,185	5,432,201	1,811,398	5,210,354
Net change in unrealized appreciation (depreciation) of options purchased	287,084	—	—	(119,349)
Net change in unrealized appreciation (depreciation) of securities sold short	—	—	121,389	442,490

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Statements of Operations - continued	Period Ended April 30, 2026 (unaudited)
	Capital Allocation	Quality Growth	130/30 Equity(2)	Fourth Turning(3)
Net change in unrealized appreciation (depreciation) of total return swap contracts	—	—	36,833	—
Total Net change in unrealized appreciation (depreciation) of investments, options purchased, securities sold short and total return swap contracts	4,076,269	5,432,201	1,969,620	5,533,495
Net realized and unrealized gain (loss)	(21,134,354)	3,448,368	(2,744,007)	(1,532,471)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(18,355,796)	$3,685,098	$(2,644,338)	$(1,398,133)

(1) Net of foreign tax withheld of:	$—	$—	$—	$5,049

(2)   The Fund commenced operations on December 11, 2025.

(3)   The Fund commenced operations on November 21, 2025.

(4)   Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)
Net realized gain (loss) on investments
Net change in unrealized appreciation (depreciation) of investments
Increase (decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Net realized gain
Decrease in net assets from distributions

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued
Cost of shares redeemed
Increase (decrease) in net assets from capital stock transactions

NET ASSETS
Increase (decrease) during period
Beginning of period
End of period

(1)   The Fund commenced operations on July 1, 2025.

(2)   The Fund commenced operations on June 11, 2025.

(3)   The Fund commenced operations on December 11, 2025.

(4)   The Fund commenced operations on November 21, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS

Capital Allocation		Quality Growth		130/30 Equity	Fourth Turning
Six Months Ended April 30, 2026 (unaudited)	Period Ended October 31, 2025(1)	Six Months Ended April 30, 2026 (unaudited)	Period Ended October 31, 2025(2)	Period Ended April 30, 2026(3) (unaudited)	Period Ended April 30, 2026(4) (unaudited)

$2,778,558	$18,472	$236,730	$12,522	$99,669	$134,338
(25,210,623)	2,110,968	(1,983,833)	(974,855)	(4,713,627)	(7,065,966)
4,076,269	1,897,552	5,432,201	4,048,925	1,969,620	5,533,495
(18,355,796)	4,026,992	3,685,098	3,086,592	(2,644,338)	(1,398,133)

(1,544,939)	—	(54,932)	—	(2,825)	(2,536)
(1,261,071)	—	—	—	—	—
(2,806,010)	—	(54,932)	—	(2,825)	(2,536)

363,753,897	113,360,436	60,527,783	42,817,527	43,722,446	115,899,859
(59,821,178)	(21,962,637)	(11,146,971)	(1,612,790)	(16,202,211)	(8,924,764)
303,932,719	91,397,799	49,380,812	41,204,737	27,520,235	106,975,095

282,770,913	95,424,791	53,065,910	44,291,329	24,875,897	105,576,962
95,424,791	—	44,291,329	—	—	—
$378,195,704	$95,424,791	$97,302,307	$44,291,329	$24,873,072	$105,574,426

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE CAPITAL ALLOCATION ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended April 30, 2026 (unaudited)	Period Ended October 31, 2025*
Net asset value, beginning of period	$28.40	$25.00
Investment activities
Net investment income (loss)(1)	0.34	0.02
Net realized and unrealized gain (loss) on investments(2)	(0.39)	3.38
Total from investment activities	(0.05)	3.40
Distributions
Net investment income	(0.31)	—
Net realized gain	(0.25)	—
Total distributions	(0.56)	—
Net asset value, end of period	$27.79	$28.40

Total Return(3)	(0.18%)	13.60%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses(5)	0.70%	0.70%
Net investment income (loss)	2.38%	0.19%
Portfolio turnover rate(6)	1241.66%	671.21%
Net assets, end of period (000s)	$378,196	$95,425

(1)     Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Excludes fees and expenses as a result of investments in underlying funds.

(6)   Portfolio turnover rate is for the period indicted and excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on July 1, 2025.

See Notes to Financial Statements

20
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE QUALITY GROWTH ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended April 30, 2026 (unaudited)	Period Ended October 31, 2025*
Net asset value, beginning of period	$28.39	$25.00
Investment activities
Net investment income (loss)(1)	0.09	0.01
Net realized and unrealized gain (loss) on investments(2)	1.39	3.38
Total from investment activities	1.48	3.39
Distributions
Distributions to shareholders	(0.02)	—
Total distributions	(0.02)	—
Net asset value, end of period	$29.85	$28.39

Total Return(3)	5.21%	13.57%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.70%	0.70%
Net investment income (loss)	0.66%	13.00%
Portfolio turnover rate(5)	277.94%	97.28%
Net assets, end of period (000s)	$97,302	$44,291

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicted and excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on June 11, 2025.

See Notes to Financial Statements

21
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE 130/30 EQUITY ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended April 30, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.09
Net realized and unrealized gain (loss) on investments(2)	(1.62)
Total from investment activities	(1.53)
Distributions
Distributions to shareholders	— (3)
Total distributions	—
Net asset value, end of period	$23.47

Total Return(4)	(6.12%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.70%
Net investment income (loss)	0.93%
Portfolio turnover rate(6)	310.36%
Net assets, end of period (000s)	$24,873

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Less than 0.005 per share.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Portfolio turnover rate is for the period indicted and excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on December 11, 2025.

See Notes to Financial Statements

22
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE FOURTH TURNING ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended April 30, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments(2)	1.13
Total from investment activities	1.21
Distributions
Distributions to shareholders	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$26.20

Total Return(3)	4.81%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses(5)(6)	0.71%
Net investment income (loss)	0.65%
Portfolio turnover rate(7)	237.85%
Net assets, end of period (000s)	$105,574

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Ratio of total expenses, excluding tax expense, would have been 0.70%.

(6)   Excludes fees and expenses as a result of investments in underlying funds.

(7)   Portfolio turnover rate is for the period indicted and excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on November 21, 2025.

See Notes to Financial Statements

23
FINANCIAL STATEMENTS | APRIL 30, 2026

HEDGEYE ETFS
Notes to Financial Statements	April 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Hedgeye Capital Allocation ETF (“Capital Allocation”), Hedgeye Quality Growth ETF (“Quality Growth”), Hedgeye 130/30 Equity ETF (“130/30 Equity”), and Hedgeye Fourth Turning ETF (“Fourth Turning”) (collectively, the “Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Capital Allocation ETF commenced operations on July 1, 2025, Quality Growth ETF commenced operations on June 11, 2025, 130/30 Equity ETF commenced operations on December 11, 2025, and Fourth Turning ETF commenced operations on November 21, 2025.

Each Fund’s objective is to seek long-term capital appreciation.

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading, “Principal Investment Strategies,” are used by Hedgeye Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

on the primary exchange, at the mean between the current bid and ask prices on such exchange. Although the Trust’s Board of Trustees (the “Board”) is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in money market funds are valued at their Net Asset Value (“NAV”) per share, as reported by such investment companies.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates the NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Capital Allocation
Assets
Exchange Traded Funds	$273,582,520	$—	$—	$273,582,520
Money Market Fund	86,546,584	—	—	86,546,584
Put Options Purchased	1,123,233	—	—	1,123,233
	$361,252,337	$—	$—	$361,252,337

Quality Growth
Assets
Common Stocks	$93,823,812	$—	$—	$93,823,812
Money Market Fund	4,347,118	—	—	4,347,118
	$98,170,930	$—	$—	$98,170,930

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
130/30 Equity
Assets
Common Stocks	$24,048,307	$—	$—	$24,048,307
Money Market Fund	644,546	—	—	644,546
Net Unrealized Appreciation of Total Return Swap Contracts	36,833	—	—	36,833
	$24,729,686	$—	$—	$24,729,686

Liabilities
Securities Sold Short – Common Stocks	$(4,728,145)	$—	$—	$(4,728,145)
Securities Sold Short – Exchange Traded Funds	(239,174)	—	—	(239,174)
	$(4,967,319)	$—	$—	$(4,967,319)

Fourth Turning
Assets
Common Stocks	$23,231,932	$—	$—	$23,231,932
Exchange Traded Funds	77,555,425	—	—	77,555,425
Money Market Fund	4,301,108	—	—	4,301,108
Put Options Purchased	92,473	—	—	92,473
	$105,180,938	$—	$—	$105,180,938

Liabilities
Securities Sold Short – Common Stock	$(3,977,889)	$—	$—	$(3,977,889)
Securities Sold Short – Exchange Traded Funds	(11,509,767)	—	—	(11,509,767)
	$(15,487,656)	$—	$—	$(15,487,656)

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the period ended April 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash Held at Brokers

Cash deposits with brokers as collateral for options written. As of April 30, 2026, $6,333,598, $4,410,047 and $16,173,296 were held by brokers for Capital Allocation, 130/30 Equity and Fourth Turning, respectively. As of April 30, 2026, there were no amounts due to brokers.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended April 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”).

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Capital Allocation	10,000	$300	$277,900
Quality Growth	10,000	$300	$298,500
130/30 Equity	10,000	$300	$234,700
Fourth Turning	10,000	$300	$262,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss to be remote.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Derivatives

Swap Contracts

The Funds may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Options

The Funds may enter into options contracts. Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of April 30, 2026.

130/30 Equity

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$36,833	$—	$36,833	$—	$36,833
	$36,833	$—	$36,833	$—	$36,833

*   Statements of Assets and Liabilities location: Net unrealized appreciation of total return swap contracts.

**  The actual collateral pledged (received) may be more than the amounts shown.

The following options were held by the Funds on April 30, 2026:

Fund	Derivative	Value Asset Derivative
Capital Allocation	Put options purchased	$1,123,233	*
130/30 Equity	Total return swap contracts	36,833	**
Fourth Turning	Put options purchased	92,473	*

*   Statements of Assets and Liabilities location: Investments at value.

**  Statements of Assets and Liabilities location: Net unrealized appreciation of total return swap contracts.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The average monthly notional amount of options purchased, options written and total return swap contracts during the period ended April 30, 2026 were as follows:

Fund	Derivative	Average Monthly Notional Value
Capital Allocation	Options purchased	$629,457,959
Capital Allocation	Options written	(416,178,380)
130/30 Equity	Total return swap contracts - Long	31,196,394
Fourth Turning	Options purchased	36,328,360
Fourth Turning	Total return swap contracts - Long	180,119,458
Fourth Turning	Total return swap contracts - Inverse	(7,943,090)

As of April 30, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
130/30 Equity
Derivative Assets	Net unrealized appreciation of total return swap contracts	$36,833

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended April 30, 2026 is as follows:

	Realized Gain (Loss) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) of Derivatives
Capital Allocation
Call options purchased	$(5,754,441)		$—
Put options purchased	(9,789,103)		287,084
	$(15,533,544	)(A)	$287,084	(D)
Call options written	$(1,829,121)		$—
Put options written	2,177,463		—
	$348,342	(B)	$—

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)
	Realized Gain (Loss) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) of Derivatives
130/30 Equity
Total return swap contracts	$(638,990	)(C)	$36,833	(E)
Fourth Turning
Put options purchased	$(271,630	)(A)	$(119,349	)(D)
Total return swap contracts	$21,826	(C)	$—

(A)    Statements of Operations location: Net realized gain (loss) on options purchased.

(B)    Statements of Operations location: Net realized gain (loss) on options written.

(C)    Statements of Operations location: Net realized gain (loss) on total return swap contracts.

(D)    Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased.

(E)    Statement of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Board. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee of 0.70%, calculated daily and payable monthly as a percentage of each Fund’s daily net assets.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the Board. The Sub-Advisor does not select investments for each Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund of 0.04% of the first $250 million and 0.03% in excess of $250 million, subject to a minimum of $23,000 per year for each Fund.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services, LLC (“U.S. Bank”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bank is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions, short-term investments, and securities sold short for the period ended April 30, 2026, were as follows:

	Purchases	Sales
Capital Allocation	$2,892,536,350	$2,953,962,710
Quality Growth	214,939,401	216,235,416
130/30 Equity	99,458,254	87,026,006
Fourth Turning	216,587,952	121,232,808

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2026, were as follows:

	Purchases	Sales	Realized Gain (Loss)
Capital Allocation	$295,026,553	$40,942,524	$1,116,827
Quality Growth	57,061,578	9,583,866	1,438,459
130/30 Equity	25,694,712	12,360,382	851,589
Fourth Turning	9,033,354	4,558,477	434,020

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended April 30, 2026, were as follows:

	Capital Allocation	Quality Growth	130/30 Equity	Fourth Turning
Distributions paid from:
Ordinary income	$1,544,939	$54,932	$2,825	$2,536
Realized Gains	1,261,071	—	—	—
	$2,806,010	$54,932	$2,825	$2,536

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

As of April 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Capital Allocation	Quality Growth	130/30 Equity	Fourth Turning
Accumulated undistributed net investment income (loss)	$1,252,091	$194,320	$96,844	$131,803
Accumulated net realized gain (loss) on investments	(24,360,727)	(3,132,957)	(4,713,627)	(7,065,966)
Net unrealized appreciation (depreciation) of investments	5,973,821	9,481,126	1,969,620	5,533,494
	$(17,134,815)	$6,542,489	$(2,647,163)	$(1,400,669)

Cost of investments for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) of investments consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Capital Allocation	$355,278,516	$6,226,863	$253,042	$5,973,821
Quality Growth	88,689,803	9,785,322	304,196	9,481,126
130/30 Equity	17,792,746	2,170,513	200,893	1,969,620
Fourth Turning	84,159,787	5,986,033	452,539	5,533,494

NOTE 5 — TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Period Ended April 30, 2026
	Capital Allocation	Quality Growth	130/30 Equity	Fourth Turning
Shares sold	12,380,000	2,100,000	1,730,000	4,370,000
Shares redeemed	(2,130,000)	(400,000)	(670,000)	(340,000)
Net increase (decrease)	10,250,000	1,700,000	1,060,000	4,030,000
	Period Ended October 31, 2025
	Capital Allocation	Quality Growth
Shares sold	4,170,000	1,620,000
Shares redeemed	(810,000)	(60,000)
Net increase (decrease)	3,360,000	1,560,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested in the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Notes to Financial Statements - continued	April 30, 2026 (unaudited)

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2026, 35.67% of the value of the net assets of the Hedgeye Quality Growth ETF was invested in securities within the Information Technology sector. As of April 30, 2026, 25.29% of the value of net assets of the Hedgeye 130/30 Equity ETF was invested in securities within the Consumer Discretionary sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS  |  April 30, 2026

HEDGEYE ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Hedgeye Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

This semi-annual report pertains only to the Hedgeye Fourth Turning and the Hedgeye 130/30 Equity Growth ETF (the “New Hedgeye ETFs”).

At a meeting held on September 24-25, 2025, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Hedgeye Asset Management, LLC (“Hedgeye,” or the “Adviser”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Hedgeye and Tidal Investments, LLC (“Tidal” or the “Sub-Adviser”), with respect to the Hedgeye 130/30 Equity Growth ETF (“HELS”) and the Hedgeye Fourth Turning ETF (“HEFT”) (Collectively, HELS and HEFT are referred to as the “New Hedgeye ETFs”; and collectively, the Advisory Agreement and the Sub-Advisory Agreement are referred to as the “Hedgeye Advisory Agreements”.) The Board reflected on its discussions with the representatives from Hedgeye earlier in the Meeting regarding the manner in which the New Hedgeye ETFs are to be managed and the roles and responsibilities of Hedgeye and Tidal under the Hedgeye Advisory Agreements.

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Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Hedgeye Advisory Agreements and the responses of Hedgeye and Tidal to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by Hedgeye and Tidal, an expense comparison analysis for each New Hedgeye ETF and comparable ETFs, and the Hedgeye Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Hedgeye Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Hedgeye and Tidal; (ii) the investment performance of Hedgeye and Tidal; (iii) the costs of the services to be provided and profits to be realized by Hedgeye and Tidal from the relationship with the New Hedgeye ETFs; (iv) the extent to which economies of scale would be realized if each New Hedgeye ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of each New Hedgeye ETF’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Hedgeye Advisory Agreements, including: (i) information regarding the services and support to be provided by Hedgeye and Tidal to each New Hedgeye ETF and its shareholders; (ii) presentations by management of Hedgeye addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the New Hedgeye ETFs; (iii) information pertaining to the compliance structure of Hedgeye and Tidal; (iv) disclosure information contained in the New Hedgeye ETFs’ registration statements and Hedgeye’s and Tidal’s Forms ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Hedgeye Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Hedgeye and Tidal, including financial information, personnel and the services to be provided by Hedgeye and Tidal to the New Hedgeye ETFs, Hedgeye’s and Tidal’s compliance programs, current legal matters, and other general information; (ii) projected expenses of the New Hedgeye ETFs

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and comparative expense information for other ETFs with strategies similar to the New Hedgeye ETFs prepared by an independent third party; (iii) the anticipated effect of size on each New Hedgeye ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Hedgeye and Tidal from their relationship with the New Hedgeye ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Hedgeye Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Hedgeye Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Hedgeye and Tidal

In this regard, the Board considered the responsibilities of Hedgeye under the Advisory Agreement and Tidal under the Sub-Advisory Agreement. The Board reviewed the services to be provided by Hedgeye and Tidal to the New Hedgeye ETFs, including, without limitation, the processes of Hedgeye and Tidal for assuring compliance with each New Hedgeye ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services among Hedgeye with Tidal for the New Hedgeye ETFs, as well as Hedgeye’s and Tidal’s coordination with the service providers; and the anticipated efforts of Hedgeye to promote each Hedgeye ETF and grow its assets. The Board considered: Hedgeye’s and Tidal’s staffing, personnel, and methods of operating; the education and experience of Hedgeye’s and Tidal’s personnel; and information provided regarding Hedgeye’s and Tidal’s compliance programs and policies and procedures. After reviewing the foregoing and further information from Hedgeye and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Hedgeye and Tidal were satisfactory and adequate for the New Hedgeye ETFs.

The investment performance of Hedgeye and Tidal

The Board noted that the New Hedgeye ETFs had not yet commenced operations. The Trustees considered Hedgeye’s experience in managing other ETFs with similar strategies to that of the New Hedgeye ETFs. The Trustees considered Tidal’s experience as a sub-adviser to other ETFs, and Tidal’s experience in providing sub-advisory services to other ETFs that are similar to the sub-advisory services that Tidal would provide the New Hedgeye ETFs, including trade execution, creation unit and redemption basket management, and capital markets support.

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Supplemental Information (unaudited) - continued

The costs of services to be provided and profits to be realized by Hedgeye and Tidal from the relationship with the New Hedgeye ETFs

In this regard, the Board considered Hedgeye’s and Tidal’s financial condition and Hedgeye’s level of commitment to the New Hedgeye ETFs. The Board also considered the projected assets and proposed expenses of the New Hedgeye ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Hedgeye and Tidal. The Trustees considered the unitary fee structure proposed by Hedgeye.

The Board compared the proposed unitary fee of HELS to the advisory fees and net expense ratios of ETFs of funds in a custom category selected by Broadridge from its Morningstar Long-Short Equity category (“130/30 Category”), and a peer group selected by Broadridge from its Category, consisting of 5 funds (“130/30 Peer Group”). The Trustees noted that HELS’s proposed 0.70% unitary fee was lower than the median gross and net advisory fees of its 130/30 Category and lower than the median gross and net advisory fees of its 130/30 Peer Group, and that HELS’s projected gross and net expense ratios were lower than the median gross and net expense ratios of its 130/30 Category and 130/30 Peer Group. The Board considered that HELS may incur acquired fund fees and expenses (“AFFE”) if it invests in third-party ETFs, and noted Hedgeye’s representations that such investments would be made as needed to protect and enhance HELS’s return. The Board further noted Hedgeye’s representations that the AFFE and services would not be duplicative of fees paid to and services provided by Hedgeye and Tidal.

The Board compared the proposed unitary fee of HEFT to the advisory fees and net expense ratios of ETFs of funds in a custom category selected by Broadridge from its Morningstar Large Blend category (“Large Blend Category”), and a peer group selected by Broadridge from its Category, consisting of 13 funds (“Large Blend Peer Group”). The Trustees considered the unique nature of HEFT’s 150/50 investment strategy and that the funds in the Large Blend Peer Group had investment strategies that differed from HEFT. The Trustees further considered Hedgeye’s representations that there are very few ETFs with “150/50” investment strategies like the one that will be used by HEFT. The Trustees noted that HEFT’s proposed 0.70% unitary fee was higher than the median gross and net advisory fees of the Large Blend Category, and equal to the median gross advisory fee but higher than the median net advisory fee of its Large Blend Peer Group. The Trustees further noted that the projected gross and net expense ratios of HEFT were lower than the median gross and net expense ratios of its Large Blend Peer Group and higher than the median gross and net expense ratios of the Large Blend Category. The Trustee further considered that

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Supplemental Information (unaudited) - continued

HEFT will incur acquired fund fees and expense (“AFFE”) through its investments in third-party ETFs, but acknowledged Hedgeye’s representations that the AFFE would not be duplicative of the fees paid to and services provided by Hedgeye and Tidal. The Board noted that the actual AFFE was unknown because HEFT had not yet commenced operations.

Finally, the Trustees considered the range of the sub-advisory fees to be paid by Hedgeye to Tidal for the sub-advisory services to the New Hedgeye ETFs, including for trade execution, creation unit and redemption management, and capital market support services. The Trustees acknowledged Tidal’s representations that the fees to be paid to Tidal under the Sub-Advisory Agreement are consistent with the range of fees charged by Tidal to its other clients.

After further consideration, the Board concluded that the projected profitability and fees to be paid to Hedgeye and Tidal were within an acceptable range in light of the services to be rendered by Hedgeye and Tidal.

The extent to which economies of scale would be realized as each New Hedgeye ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each New Hedgeye ETF’s shareholders

The Trustees considered that it was not anticipated that the New Hedgeye ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases. The Board acknowledged Hedgeye’s representations that it will consider breakpoints to the unitary fee schedule in the future.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the New Hedgeye ETFs; the basis of decisions to buy or sell securities for the New Hedgeye ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Hedgeye and Tidal. The Board noted that Hedgeye and Tidal have represented that they will not receive any soft dollars with regard to the New Hedgeye ETFs’ trading. The Board also considered potential benefits for Hedgeye and Tidal in managing the New Hedgeye ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Hedgeye and Tidal relating to

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Supplemental Information (unaudited) - continued

the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Hedgeye and Tidal from managing the New Hedgeye ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement and the Sub-Advisory Agreement.

FINANCIAL STATEMENTS  |  April 30, 2026

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 6, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 6, 2026

*   Print the name and title of each signing officer under his or her signature.